Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of property, plant and equipments [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The following table presents the changes in property, plant and equipment during the year ended March 31, 202
2
	Cost				Accumulated depreciation
Particulars	As of April 1, 2021	Additions	Disposals	As of Mar 31, 2022	As of April 1, 2021	Depreciation for the year	Deletions	As of Mar 31, 2022	Carrying amount as of March 31, 2022
Freehold Land	147,176	-	-	147,176	-	-	-	-	147,176
Building	4,767,708	178,465	1,695	4,944,478	871,698	186,798	-	1,058,496	3,885,982
Plant and machinery	15,161,056	2,369,218	18,051	17,512,223	9,590,746	1,269,471	17,982	10,842,235	6,669,988
Computer equipment	1,685,739	185,020	7,290	1,863,469	1,494,287	143,526	7,233	1,630,581	232,889
Office equipment	1,294,796	401,029	530	1,695,295	713,157	197,215	539	909,833	785,462
Furniture and fittings	3,238,201	1,351,480	277	4,589,404	1,607,897	555,399	2,016	2,161,280	2,428,124
Vehicles	9,721	-	-	9,721	9,697	-	-	9,697	24
Total	26,304,397	4,485,212	27,843	30,761,766	14,287,482	2,352,409	27,770	16,612,121	14,149,645
Add: Construction in progress									2,545,232
Total	26,304,397	4,485,212	27,843	30,761,766	14,287,482	2,352,409	27,770	16,612,121	16,694,877

The following table presents the changes in property, plant and equipment during the year ended March 31, 20
21
	Cost				Accumulated depreciation
Particulars	As of April 1, 2020	Additions	Disposals	As of Mar 31, 2021	As of April 1, 2020	Depreciation for the year	Deletions	As of Mar 31, 2021	Carrying amount as of March 31, 2021
Freehold Land	147,176	-	-	147,176	-	-	-	-	147,176
Building	4,395,750	371,958	-	4,767,708	690,945	180,753	-	871,698	3,896,010
Plant and machinery	13,426,602	1,742,724	8,270	15,161,056	8,464,635	1,134,268	8,157	9,590,746	5,570,310
Computer equipment	1,601,641	87,151	3,053	1,685,739	1,351,288	146,051	3,052	1,494,287	191,452
Office equipment	1,054,432	240,666	302	1,294,796	553,252	160,144	239	713,157	581,639
Furniture and fittings	2,539,188	699,783	770	3,238,201	1,208,707	399,973	783	1,607,897	1,630,304
Vehicles	9,721	0	-	9,721	9,675	22	-	9,697	24
Total	23,174,510	3,142,282	12,395	26,304,397	12,278,502	2,021,211	12,231	14,287,482	12,016,915
Add: Construction in progress									479,869
Total	23,174,510	3,142,282	12,395	26,304,397	12,278,502	2,021,211	12,231	14,287,482	12,496,784

The following table presents the changes in property, plant and equipment during the year ended March 31, 20
20

	Cost					Accumulated depreciation
Particulars	As of April 1, 2019	Adjustment on adoption of IFRS 16	Additions	Disposals	As of Mar 31, 2020	As of April 1, 2019	Adjustment on adoption of IFRS 16	Depreciation for the year	Deletions	As of Mar 31, 2020	Carrying amount as of March 31, 2020
Freehold Land	-	-	147,176	-	147,176	-	-	-	-	-	147,176
Building	2,437,687	291,146	2,249,209	-	4,395,750	723,160	128,759	96,544	-	690,945	3,704,805
Plant and machinery	13,944,419	2,538,826	2,111,324	90,315	13,426,602	9,817,005	2,244,694	961,273	68,950	8,464,634	4,961,967
Computer equipment	1,517,322	-	89,817	5,498	1,601,641	1,185,171		171,555	5,438	1,351,288	250,353
Office equipment	684,295	-	370,171	34	1,054,432	424,921		128,365	34	553,252	501,180
Furniture and fittings	1,388,063	-	1,151,198	73	2,539,188	983,366		225,414	73	1,208,707	1,330,481
Vehicles	9,656	-	65	-	9,721	8,456		1,219	-	9,675	46
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	10,896,008
Add: Construction in progress											905,522
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	11,801,530